Common Stock, Convertible Preferred Stock and Warrants - Summary of Legacy Enovix Convertible Preferred Stock (Details) - USD ($) $ in Thousands	Apr. 03, 2022	Jan. 02, 2022	Dec. 31, 2020
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	10,000,000	10,000,000	0
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Preferred Stock, Carrying Value	$ 0	$ 0	$ 0
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized			705,000
Preferred Stock, Shares Issued			705,000
Preferred Stock, Shares Outstanding			705,000
Preferred Stock, Carrying Value			$ 226
Preferred Stock, Aggregate Liquidation Preference			$ 235
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized			66,300
Preferred Stock, Shares Issued			66,300
Preferred Stock, Shares Outstanding			66,300
Preferred Stock, Carrying Value			$ 50
Preferred Stock, Aggregate Liquidation Preference			$ 50
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized			181,844
Preferred Stock, Shares Issued			0
Preferred Stock, Shares Outstanding			0
Preferred Stock, Carrying Value			$ 0
Preferred Stock, Aggregate Liquidation Preference			$ 0
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized			58,016,741
Preferred Stock, Shares Issued			47,855,805
Preferred Stock, Shares Outstanding			47,855,805
Preferred Stock, Carrying Value			$ 84,927
Preferred Stock, Aggregate Liquidation Preference			$ 85,100
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized			4,862,376
Preferred Stock, Shares Issued			4,862,376
Preferred Stock, Shares Outstanding			4,862,376
Preferred Stock, Carrying Value			$ 4,783
Preferred Stock, Aggregate Liquidation Preference			$ 4,862
Series E2 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized			18,035,000
Preferred Stock, Shares Issued			18,035,000
Preferred Stock, Shares Outstanding			18,035,000
Preferred Stock, Carrying Value			$ 17,063
Preferred Stock, Aggregate Liquidation Preference			$ 18,035
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized			82,233,867
Preferred Stock, Shares Issued			82,233,867
Preferred Stock, Shares Outstanding			82,233,867
Preferred Stock, Carrying Value			$ 22,872
Preferred Stock, Aggregate Liquidation Preference			$ 23,437
Series P2 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized			170,612,076
Preferred Stock, Shares Issued			170,612,076
Preferred Stock, Shares Outstanding			170,612,076
Preferred Stock, Carrying Value			$ 72,135
Preferred Stock, Aggregate Liquidation Preference			$ 73,653
Legacy Enovix Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized			334,713,204
Preferred Stock, Shares Issued			324,370,424
Preferred Stock, Shares Outstanding			324,370,424
Preferred Stock, Carrying Value			$ 202,056
Preferred Stock, Aggregate Liquidation Preference			$ 205,372